Business and Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory
The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2023	2022
Finished goods	$126	$145
Work in process	42	51
Raw materials	129	149
Total	$297	$345

Useful Lives of Depreciable Assets	The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 - 10 years
Customer-leased instruments	5 - 10 years
Estimated useful lives are periodically reviewed and, when appropriate, changes to estimates are made prospectively.
The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2023	2022
Land and improvements	$15	$15
Buildings	202	199
Machinery and equipment	491	458
Customer-leased equipment	26	35
Gross property, plant and equipment	734	707
Less: accumulated depreciation	(472)	(460)
Property, plant and equipment, net	$262	$247

Classes of Property, Plant and Equipment	The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 - 10 years
Customer-leased instruments	5 - 10 years
Estimated useful lives are periodically reviewed and, when appropriate, changes to estimates are made prospectively.
The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2023	2022
Land and improvements	$15	$15
Buildings	202	199
Machinery and equipment	491	458
Customer-leased equipment	26	35
Gross property, plant and equipment	734	707
Less: accumulated depreciation	(472)	(460)
Property, plant and equipment, net	$262	$247